DF Dent Premier Growth Fund
DF Dent Premier Growth Fund
Investment Objective
The objective of the DF Dent Premier Growth Fund (the "Fund") is to seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	DF Dent Premier Growth Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee (as a percentage of amount redeemed, if applicable)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	DF Dent Premier Growth Fund
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.20%
Total Annual Fund Operating Expenses	1.20%
Fee Waiver and/or Expense Reimbursement()	(0.10%)	[1]
Net Annual Fund Operating Expenses	1.10%
[1]	D.F. Dent and Company, Inc. (the "Adviser") has contractually agreed to waive a portion of its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) to 1.10% on the first $150 million in Fund net assets and to 0.90% on net assets exceeding $150 million through October 31, 2019 (the "Expense Cap"). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. Net Annual Fund Operating Expenses will increase if exclusions from the Expense Cap apply.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that it reflects the Expense Cap through the time period described above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
DF Dent Premier Growth Fund | | USD ($)	112	350	618	1,416

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in equity securities, consisting of common, preferred and convertible stock, of domestic companies that the Adviser believes possess superior long-term growth characteristics and have strong, sustainable earnings prospects and reasonably valued stock prices. The Fund may also invest in companies that do not have particularly strong earnings histories but do have other attributes that the Adviser believes may contribute to accelerated growth in the foreseeable future. The Fund primarily invests in medium- and large-size domestic companies. For these purposes, the Adviser defines medium-size companies as those with market capitalizations in the range of $3 billion to $12 billion, and large-size companies as those with market capitalizations greater than $12 billion.

The Fund's investment strategy also permits the Fund to invest in small-size companies, which, according to the Adviser, are companies that typically have market capitalizations under $3 billion.

If the Fund is not invested primarily in medium- and large-size domestic companies due to, among other things, decreases in the market capitalization of those companies in the Fund's portfolio since they were purchased, the Fund will limit new investments to medium- and large-size domestic companies.

The Adviser relies on selecting individual stocks and does not try to predict when the stock market may rise or fall. The Adviser uses in-house research and other sources to conduct analyses of prospective Fund investments. Under normal market conditions, the Fund will typically hold approximately 25-50 stocks.

In purchasing Fund investments, the Adviser's process begins with an economic analysis of prospective Fund investments across a range of industries. The Adviser then uses fundamental research to identify companies that it believes are well managed, are leaders in an industry niche, are consistent producers or exhibit sustainable growth.

The Adviser may sell a stock in the Fund's portfolio if, for example, the Adviser believes it has become overvalued or its fundamentals have changed. The Adviser may also change the weighting in a stock if it becomes an excessively large position within the Fund due to appreciation. In addition, the Fund may strategically invest a significant portion of the Fund's total assets in cash or cash equivalents if in certain market conditions other appropriate investments for the Fund are not available at prices the Adviser believes are favorable to the Fund.

Principal Investment Risks

The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that you closely review and understand the risks of investing in the Fund prior to making an investment in the Fund.

Convertible Securities Risk. Investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities. Convertible securities are subject to the risk that the credit rating of the issuer may have an effect on the value of the convertible securities.

Equity Risk. The Fund's equity holdings, which include common stocks, may decline in value because of changes in price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a security may decline for a number of reasons which may relate directly to the issuer of a security or broader economic or market events including changes in interest rates.

Growth Company Risk. The Fund's investments in growth securities may be more sensitive to company earnings and more volatile than the market in general.

Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Large Capitalization Company Risk. The Fund's investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Management Risk. The Fund is actively managed, and its performance will reflect the Adviser's ability to make investment decisions that are suited to achieving the Fund's investment objective.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Preferred Stock Risk. Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer's ability to make payments on the preferred stock.

Small and Mid Capitalization Company Risk. Investments in small and mid capitalization companies may be less liquid, and the prices of such securities may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund's ability to sell such securities at a desirable time and price.

Performance Information

The bar chart and table that follow provide some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund from year to year. The table shows how the Fund's average annual returns for one, five, and ten years compare to the Standard & Poor's 500® Index (the "S&P 500 Index"). Updated performance information is available at www.dfdent.com or by calling (866) 2DF-DENT or (866) 233-3368 (toll free).

Performance information represents only past performance, and does not necessarily indicate future results.

Annual Returns as of December 31

The calendar year-to-date total return as of September 30, 2015 was -2.94%.
During the period shown, the highest return for a quarter was 20.09% for the quarter ended June 30, 2009, and the lowest return was -27.35% for the quarter ended December 31, 2008.
Average Annual Total Returns (For the periods ended December 31, 2014)
Average Annual Returns - DF Dent Premier Growth Fund	1 Year	5 Years	10 Years
	5.03%	15.92%	8.49%
After Taxes on Distributions |	5.03%	15.92%	8.39%
After Taxes on Distributions and Sales |	2.85%	12.89%	6.94%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	13.69%	15.45%	7.67%